                                                                                                                                                                September 29, 2017

THE DREYFUS/LAUREL FUNDS TRUST

-Dreyfus Emerging Markets Debts Local Income Fund

-Dreyfus Equity Income Fund

Supplement to Current Prospectus of Funds Offering Class T Shares

The fund’s Class T shares are not currently offered.

4077-4083S0917